Note 3 - Summary of Significant Accounting Polices - Other Comprehensive Income (Loss) (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation reserve, before tax	$ 48,671	$ (15,571)
Foreign currency translation reserve, tax (expense) benefit	0	0
Foreign currency translation reserve	48,671	(15,571)
Reclassification for gains realised in net income, before tax	0	0
Reclassification for gains realised in net income, tax (expense) benefit	0	0
Reclassification for gains realised in net income, net of tax	0	0
Other comprehensivegain	48,671	(15,571)
Other comprehensivegain	0	0
Foreign currency translation reserve, before tax	48,671	(15,571)
Foreign currency translation reserve, net of tax	48,671	(15,571)
Other comprehensive loss, before tax	48,671	(15,571)
Other comprehensive loss	0	0
Other comprehensive income/(loss)	$ 48,671	$ (15,571)